Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 15,495		$ 13,876
Accumulated depreciation	(10,453)		(10,072)
Total property, plant and equipment, net	5,042		3,804
Depreciation charge for the year	456	$ 379	379
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	218		224
Accumulated depreciation	(27)		(13)
Computer equipment and licenses
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	2,443		1,949
Accumulated depreciation	(1,818)		(1,736)
Machinery & equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	9,433		8,275
Accumulated depreciation	(5,322)		(5,006)
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	3,401		3,428
Accumulated depreciation	$ (3,286)		$ (3,317)